Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning of Period	2,013,500	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 0.75	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period	0	2,013,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0	$ 0.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, End of Period	2,013,500	2,013,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 0.75	$ 0.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	1,509,000	1,509,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	504,500	504,500